19. Financial instruments (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments
Schedule of financial instruments

The main financial instruments and their carrying amounts, by category, are as follows:

	Carrying amount
	2020	2019

Financial assets:
Amortized cost
Related parties - assets	154	104
Trade receivables and other receivables	1,614	924
Others assets	48	51
Fair value through profit or loss
Cash and cash equivalents	8,711	7,954
Financial instruments – Fair value hedge	11	86
Financial instruments about lease – Fair value hedge	1	-
Others assets	2	2
Fair value through other comprehensive income
Trade receivables - credit card companies and sales vouchers	113	377
Others assets	28	19
Financial liabilities:
Other financial liabilities - amortized cost
Related parties – liabilities	(194)	(215)
Trade payables	(11,424)	(14,887)
Financing for purchase of assets	(100)	(231)
Debentures and promissory notes	(4,598)	(11,863)
Borrowings and financing	(4,247)	(1,348)
Lease	(8,372)	(8,667)
Fair value through profit or loss
Borrowings and financing (Hedge accounting underlying)	(284)	(944)
Financial instruments – Fair Value Hedge – liabilities side	(22)	(39)
Financial instruments about lease – Fair value hedge – liabilities side	(2)	-
Suppliers financial instruments - Fair value hedge - liabilities side	(25)	(8)
Disco Group put option (*)	(636)	(466)

(*) See note 19.3.

Schedule of changes as to objectives, policies or processes

The Group capital structure is as follows:

	2020	2019

Cash and cash equivalents	8,711	7,954
Financial instruments – Fair value hedge	(37)	39
Borrowings, financing and debentures	(9,129)	(14,155)
Other liabilities with related parties (*)	(120)	(124)
Net financial debt	(575)	(6,286)
Shareholders’ equity	(16,807)	(13,548)

Net debt to equity ratio	3%	46%

(*) Represents amount payable to Greenyellow related to the purchase of equipment.

Schedule of aging profile of financial liabilities

The table below summarizes the aging profile of the Group’s financial liabilities as at December 31, 2020.

	Up to 1 Year	1 – 5 years	More than 5 years	Total
Borrowings	1,174	3,761	181	5,116
Debentures and promissory notes	1,259	3,551	-	4,810
Derivative financial instruments	(22)	43	-	21
Lease liabilities	1,606	5,226	8,172	15,004
Trade payables	11,424	-	-	11,424
Total	15,441	12,581	8,353	36,375

Schedule of hedge position

		Notional value		Fair value
		2020	2019	2020	2019
Fair value hedge
Hedge object (debt)		301	955	284	944

Long position (buy)
Prefixed rate	TR + 9.80% per year	21	127	13	99
US$ + fixed	USD + 2.27 % per year	280	828	271	846
		301	955	284	945
Short position (sell)
	CDI + 1.92% per year	(301)	(955)	(294)	(917)

Hedge position - asset		-	-	11	57
Hedge position - liability		-	-	(21)	(29)
Net hedge position		-	-	(10)	28

Schedule of other financial instruments
(i)	Other financial instruments

Transactions	Risk (CDI variation)	Balance at 2020	Scenario I	Scenario II	Scenario III

Fair value hedge (fixed rate)	CDI-0.02% per year	(11)	(1)	(1)	(1)
Fair value hedge (exchange rate)	CDI+2.00% per year	(283)	(11)	(13)	(16)
Debentures and promissory notes	CDI+1.27% per year	(4,607)	(133)	(166)	(199)
Bank loans	CDI+2.37% per year	(2,689)	(82)	(103)	(123)
Total borrowings and financing exposure		(7,590)	(227)	(283)	(339)

Cash and cash equivalents (*)	96.93% of CDI	4,784	106	133	159
Net exposure		(2,806)	(121)	(150)	(180)

(*) Weighted average

Schedule of sensitivity analysis
		Market projection
Transactions	Balance 2020	Scenario I	Scenario II	Scenario III

Bank loans and swap	1,599	(13)	(44)	(18)

Schedule of fair value hierarchy of financial assets and liabilities

The table below presents the fair value hierarchy of financial assets and liabilities measured at fair value and of financial instruments measured at amortized cost, for which the fair value is disclosed in the consolidated financial statements:

	Carrying amount	Fair value
	12.31.2020	12.31.2020	Level
Financial assets and liabilities
Trade receivables with credit card companies and sales vouchers	113	113	2
Cross-currency interest rate swap	(12)	(12)	2
Interest rate swaps	(23)	(23)	2
Forward between Currencies	(2)	(2)	2
Borrowings and financing (FVPL)	(284)	(284)	2
Borrowings and financing and debentures (amortized cost)	(8,845)	(8,241)	2
Disco Group put option (*)	(636)	(636)	3
Total	(9,689)	(9,085)

(*) Non-controlling shareholders of Group Disco del Uruguay S.A., Éxito Group’s subsidiary has a exercisable put option based on a formula that uses data such as net income, EBITDA - earnings before interest, taxes, depreciation and amortization - and net debt, in addition to fixed amounts determined in the contract and the exchange variation applicable for conversion to the functional currency. This put option is presented in “Acquisition of non-controlling interest”.

Schedule of consolidated position of outstanding derivative transactions

The outstanding derivative financial instruments are presented in the table below:

Risk	Notional (millions)	Due date	2020	2019

Debt
USD - BRL	US$ 160	2020	-	16
USD - BRL	US$ 50	2023	(12)	-
Interest rate - BRL	R$ 21	2026	2	2
Interest rate - BRL	R$ 106	2027	-	10
Derivatives - Fair value hedge - Brazil			(10)	28

Debt
USD - COP		2020	-	20
USD - COP	US$ 2	2022	1	1
Interest rate - COP	COP 383.235	2021	(2)	(1)
Interest rate - COP	COP 132.917	2022	(1)	-
			(2)	20

Trade payables
EUR - COP	EUR 5	2021	(2)	-
USD - COP	USD 55	2021	(23)	-
			(25)	-

Derivatives – Éxito Group			(27)	20